Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	229,661,917.80	14,833
Yield Supplement Overcollateralization Amount 12/31/25	12,356,304.95	0
Receivables Balance 12/31/25	242,018,222.75	14,833
Principal Payments	11,288,727.21	285
Defaulted Receivables	415,389.75	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	11,437,925.07	0
Pool Balance at 01/31/26	218,876,180.72	14,528

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.62%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,204,771.83	274
Past Due 61-90 days	1,900,175.18	82
Past Due 91-120 days	650,538.38	23
Past Due 121+ days	0.00	0
Total	8,755,485.39	379

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Delinquency Trigger Occurred	NO

Recoveries	297,725.32
Aggregate Net Losses/(Gains) - January 2026	117,664.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.70%
Second Prior Net Losses/(Gains) Ratio	1.22%
Third Prior Net Losses/(Gains) Ratio	0.26%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.98%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	32.22

Flow of Funds	$ Amount
Collections	12,796,468.49
Investment Earnings on Cash Accounts	16,332.49
Servicing Fee	(201,681.85)
Transfer to Collection Account	-
Available Funds	12,611,119.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	707,748.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	5,747,561.86
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	925,147.24

Total Distributions of Available Funds	12,611,119.13

Servicing Fee	201,681.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	224,623,742.58
Principal Paid	10,785,737.08
Note Balance @ 02/17/26	213,838,005.50

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	81,663,742.58
Principal Paid	10,785,737.08
Note Balance @ 02/17/26	70,878,005.50
Note Factor @ 02/17/26	25.3244267%

Class A-4
Note Balance @ 01/15/26	97,610,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	97,610,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	30,230,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	30,230,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	15,120,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	15,120,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	900,234.81
Total Principal Paid	10,785,737.08
Total Paid	11,685,971.89

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.13735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	328,696.56
Principal Paid	10,785,737.08
Total Paid to A-3 Holders	11,114,433.64

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8934180
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7040651
Total Distribution Amount	11.5974831

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1744196
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.5370054
Total A-3 Distribution Amount	39.7114250

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	532.89
Noteholders' Principal Distributable Amount	467.11

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	5,038,175.22
Investment Earnings	14,976.99
Investment Earnings Paid	(14,976.99)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,466,221.27	2,344,050.00	2,031,972.88
Number of Extensions	69	106	89
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.92%	0.76%